Short Term Debts - Schedule of Short Term Debts (Details) - Short Term Debts [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Short Term Debts [Line Items]
Short term debts	$ 23,187	$ 28,941
Short-term loans from banks [Member]
Schedule of Short Term Debts [Line Items]
Interest rate %	6.2-6.8
Currency	NIS
Short term debts	$ 1,673	2,772
Current maturities of long-term loans from banks denominated in New Israeli Shekels (NIS) [Member]
Schedule of Short Term Debts [Line Items]
Interest rate %	Prime + 0.25 - 0.95
Currency	NIS
Short term debts	$ 6,920	11,226
Current maturities of long-term loans from banks denominated in U.S. Dollars (USD) [Member]
Schedule of Short Term Debts [Line Items]
Interest rate %	SOFR + 2.1 - 3.38
Currency	USD
Short term debts	$ 13,516	13,209
Accrued interest on long-term debt [Member]
Schedule of Short Term Debts [Line Items]
Currency	NIS and USD
Short term debts	$ 1,078	$ 1,734